LEASE - Components of Lease Expense (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2019 CNY (¥)
Components of lease expense, including both amounts recognized in profit or loss and any amounts capitalized as part of the cost of another asset
Finance lease cost:- Amortization of ROU assets	¥ 222,101
Finance lease cost:- Interest on lease liabilities	299,511
Operating lease cost	100,469
Short-term lease cost	5,004
Total lease expense	¥ 627,085